Segment Information Net Sales Including Intersegment Sales (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 2,603.8	$ 2,461.3	$ 2,578.5	$ 2,430.0	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 10,073.6	$ 9,169.6	$ 9,240.5
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									10,134.4	9,209.9	9,289.0
Operating Segments | Passive Safety
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									7,918.8	7,621.2	7,800.1
Operating Segments | Electronics
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									2,215.6	1,588.7	1,488.9
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									5.8	14.7	20.1
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales									$ (66.6)	$ (55.0)	$ (68.6)